UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22069

UST Global Private Markets Fund, LLC
(Exact name of registrant as specified in charter)

325 North Saint Paul Street, 49th Floor
Dallas, TX 75201
(Address of principal executive offices) (Zip code)

Jim Bowden, Chief Executive Officer and President
UST Global Private Markets Fund, LLC
c/o Neuberger Berman Investment Advisers, LLC
1290 Avenue of the Americas
New York, NY 10104
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-476-8800

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

UST Global Private Markets Fund, LLC
Schedule of Investments
June 30, 2018 (Unaudited)

Portfolio Funds (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Fair Value

Buyout/Growth (59.41%)
Charlesbank Equity Fund VII, L.P.	Primary	10/2009 - 04/2018	North America	$4,968,000
Charterhouse Capital Partners IX, L.P.	Primary	01/2009 - 09/2017	Europe	1,660,605
Hellman & Friedman Capital Partners VII, L.P.	Primary	08/2011 - 06/2018	North America	13,599,487
HgCapital 6 A, L.P.	Primary	03/2010 - 03/2018	Europe	2,318,779
SPC Partners IV, L.P.	Primary	12/2008 - 06/2018	North America	2,048,941
TA XI, L.P.	Primary	07/2010 - 04/2017	North America	6,902,832
Thomas H. Lee Equity Fund VI, L.P.	Secondary	12/2010 - 04/2018	North America	3,650,588
				35,149,232
Special Situations (12.48%)
Carlyle Realty Partners V, L.P.	Secondary	03/2011 - 06/2018	North America	3,353,613
Royalty Opportunities S.àr.l.	Primary	08/2011 - 06/2018	Europe	2,950,595
Starwood Global Opportunity Fund VIII, L.P.	Primary	10/2009 - 02/2016	North America	1,081,368
				7,385,576
Venture Capital (18.99%)
Battery Ventures VIII Side Fund, L.P.	Primary	08/2008 - 01/2017	North America	372,815
Draper Fisher Jurvetson Fund X, L.P.	Primary	07/2010 - 11/2017	North America	4,661,392
Trinity Ventures X, L.P.	Primary	03/2009 - 11/2016	North America	6,199,824
				11,234,031

Total Investments in Portfolio Funds (cost $29,767,095) (90.88%)				53,768,839
Other Assets & Liabilities (Net) (9.12%)				5,396,457
Members’ Equity - Net Assets (100.00%)				$59,165,296

(A)	Non-income producing securities, restricted as to public resale and liquidity.
(B)	Total cost of illiquid and restricted securities at June 30, 2018, aggregated $29,767,095. Total fair value of illiquid and restricted securities at June 30, 2018 was $53,768,839 or 90.88% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Fund’s Members’ Equity - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.

Valuation of Investments

UST Global Private Markets Fund, LLC (the “Fund”) computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by Neuberger Berman Investment Advisers, LLC (the “Registered Investment Adviser”) and NB Alternatives Advisers LLC (the “Sub-Adviser”) in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Managers of the Fund (the “Board”).

The Board has approved the Procedures pursuant to which the Fund values its interests in the portfolio funds (the “Portfolio Funds”) and other investments.  The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Fund.  The value of the Fund’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Portfolio Funds in which the Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820: Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Fund’s investment in the Portfolio Fund based primarily upon the value reported to the Fund by the Portfolio Fund as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies. As of June 30, 2018, investments valued using the practical expedient with a fair value of $53,768,839 are excluded from the fair value hierarchy.

FASB ASC 820-10 “Fair Value Measurements and Disclosure” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-40 to 54 provides three levels of the fair value hierarchy as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access;

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

The estimated remaining life of the Fund’s Portfolio Funds as of June 30, 2018 is one to five years, with the possibility of extensions by each of the Portfolio Funds.

Item 2. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UST Global Private Markets Fund, LLC

By:	/s/ Jim Bowden
Jim Bowden
Chief Executive Officer and President

Date: August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jim Bowden
Jim Bowden
Chief Executive Officer and President
(Principal Executive Office)

Date: August 29, 2018

By:	/s/ John M. McGovern
John M. McGovern
Treasurer
(Principal Financial Officer)

Date: August 29, 2018